Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Mosaic Investment Plan (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
(a)General
The Plan was established on March 1, 1988. The Plan is a defined contribution plan maintained by The Mosaic Company (the Company) for eligible U.S. salaried and nonunion hourly employees. Mosaic’s Global Pension Investment Committee is responsible for selecting and monitoring the investment options offered by the Plan. Mosaic's Global Pension Investment Committee may hire an investment consultant to assist with its fiduciary responsibilities. Mosaic’s Global Benefits Committee is responsible for oversight of and amending the Plan. Newly hired employees are automatically enrolled in the Plan at a 6% deferral rate upon meeting the eligibility requirements. Contributions are invested in the Vanguard Target Retirement Fund that is nearest to the year the employee will reach age 65. A participant is assumed to have authorized the Company to withhold from each paycheck a percentage of pay on a before‑tax basis. Automatic payroll withholding can begin no sooner than 45 days from date of hire. A participant has the right to decline automatic enrollment within 45 days from date of hire. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.
(b)Contributions
The Plan is funded by contributions from participants in the form of payroll deductions/salary reductions from 1% to 75% of participants’ eligible pay (subject to Internal Revenue Service (IRS) annual statutory limits of $23,500 and $23,000 for 2025 and 2024, respectively) in before-tax dollars, after-tax dollars, or a combination of both. Additional before-tax “catch-up” contributions are allowed above the IRS annual dollar limit for employees at least age 50 or who will reach age 50 during a given calendar year. Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan is also funded by Company matching contributions, which are subject to certain limitations imposed by Section 415 of the Internal Revenue Code (IRC). For the years ended December 31, 2025 and 2024, the Company made matching contributions equal to 100% of the first 3% of the participants’ eligible earnings contributed and 50% of the next 3% of the participants’ eligible earnings contributed.
The Company also makes an annual non-elective employer contribution that is based on a percentage of the employee’s eligible pay, subject to certain limitations and requirements. For the 2025 and 2024 plan years, the Company made non-elective employer contributions of $16,216,926 and $15,424,311, which were funded to the Plan in 2026 and 2025, utilizing $10,888 of DB Surplus for the 2025 plan year. At the sole discretion of Mosaic’s Board of Directors or its designee, the Company may make an annual discretionary employer contribution. For the 2025 and 2024 plan years, the Company made discretionary employer contributions of $3,408,389 and $3,209,209, which were funded in 2026 and 2025. For the 2025 and 2024 plan years, the Company made true-up safe harbor employer contributions of $633,556 and $525,525, which were funded to the Plan in 2026 and 2025, utilizing forfeitures. Generally, a participant must be employed on the last day of the Plan year to be eligible for the non-elective employer contribution or the discretionary employer contribution. No allowance for credit losses has been recorded as of December 31, 2025 or 2024.
Participants may roll over their vested benefits from other qualified retirement plans to the Plan.
(c)Participant Accounts
Each participant’s account is credited with the participant’s contributions and allocations of (a) the Company’s contributions, and (b) Plan earnings (losses). Each participant’s account is charged with an allocation of certain administrative expenses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
(d)Administrative Expenses
Administrative expenses are to be paid by the Plan but may be paid by the Company.
(e)Investments
The Plan’s investments are held in the Mosaic Master Trust (the Master Trust) which is administered by Fidelity Investments.
Participants can choose from investment funds offered by the Plan and may elect to change the investment direction of their existing account balances and their future contributions daily.
(f)Vesting
Participants are immediately vested in the portion of their Plan account related to participant contributions, Company matching contributions, and earnings thereon. Participants are vested in the non-elective employer contribution and the discretionary employer contribution portions of their account after either three years of service, attaining age 65, or death while an employee. Forfeitures of non-vested participant accounts are used first to restore non-elective employer contributions for reemployed employees who are entitled to have forfeitures restored and are then used to offset employer contributions. In 2025 and 2024, employer contributions were reduced by $525,526 and $515,390, respectively, from forfeited non-vested accounts. Unused forfeitures were $682,297 and $439,565 as of December 31, 2025 or 2024, respectively.
(g)Payment of Benefits
Participants may withdraw their vested account balance upon termination of employment. Under certain conditions of financial hardship, participants working for the Company may withdraw certain funds. Certain withdrawals are available after age 59½ or in the event of disability. Additionally, while still employed, in‑service withdrawals are available subject to certain requirements and limitations.
Subject to potential IRS penalties, participants whose employment is terminated and have a vested account balance in excess of $7,000 may receive their distribution in a lump sum or installments that commence immediately after termination or a later date, but no later than age 73. Participants may be entitled to additional forms of payment or may need to obtain spousal consent to a distribution or withdrawal if the participant had an account balance from another qualified plan, that plan was maintained by a company that was acquired by the Company, and the participant’s account balance was transferred to this Plan.
(h)Notes Receivable from Participants
Eligible participants may borrow from their fund accounts a minimum loan amount of $500 up to a maximum equal to the lesser of $50,000 or 50% of their account balance. Eligible participants may have one loan outstanding at any given time. Account balances attributable to the annual Company contributions are not available for loans. Loan terms range from 6 months to 5 years. The loans are secured by the balance in the participant’s account and bear interest at a fixed rate of 1% above the prevailing prime rate, as quoted in The Wall Street Journal at time of issuance. Interest rates on outstanding loans in 2025 and 2024 ranged from 4.25% to 9.5%. Principal and interest are paid through payroll deductions.
(i)SECURE 2.0 Act of 2022
On December 29, 2022, the SECURE 2.0 Act of 2022 (SECURE 2.0) was enacted to help improve retirement savings. The SECURE 2.0 Act made wide-ranging changes, both mandatory and elective, to qualified plans and its provisions have various effective dates. Significant provisions include the following:
•increase the required minimum distribution (RMD) age from 72 to 73, effective January 1, 2023, and to age 75, effective January 1, 2033,
•reduce the excise tax for failure to take RMDs from 50 percent to 25 percent of the RMD amount that was not taken, beginning January 1, 2023, and
•require all catch-up contributions for participants with compensation of more than $145,000 (indexed for inflation) to be designated as Roth 401(k) contributions beginning after December 31, 2023. NOTE: On August 25, 2023, the Internal Revenue Service announced a 2-year administrative transition period with respect to the requirement under section 603 of the SECURE 2.0 Act that catch-up contributions made on behalf of certain eligible participants be designated as Roth contributions.
The Plan will incorporate changes in its Plan document and administration to the extent required by the SECURE 2.0 Act.
(j)    Transfer of DB Surplus
On April 19, 2024, the Internal Revenue Service issued a private letter ruling allowing the surplus of the terminated Mosaic Combined U.S. Defined Benefit Plan to be transferred to a suspense account in the Plan in the amount of $6,693,605 and to the Mosaic Union Savings Plan in the amount of $12,430,982 to fund employer nonelective contributions. The surplus was transferred effective June 13, 2024.
(k)    Plan Termination
Although it has not expressed any interest to do so, the Company reserves the right under the Plan to make changes at any time or even suspend or terminate the Plan subject to the provisions of ERISA. Upon termination of the Plan, participants will become fully vested in all amounts in their accounts.